NVIT Invesco Small Cap Growth Fund Annual Fund Operating Expenses - NVIT Invesco Small Cap Growth Fund	Dec. 31, 2025
Class I Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.84%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.23%
Expenses (as a percentage of Assets)	1.07%
Class II Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.84%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.23%
Expenses (as a percentage of Assets)	1.32%